Debt, Cash and Cash Equivalents - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021	[1]	Dec. 31, 2020	[1]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	€ 15,942	€ 17,123
Short-term debt and current portion of long-term debt	3,063	3,183
Interest rate and currency derivatives used to manage debt	198	(56)
Total debt	19,203	20,250
Cash and cash equivalents	(6,899)	(10,098)	[1]	€ (9,722)		€ (13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(114)	(169)
Net debt	12,190	9,983
Lease liabilities	2,231	2,108
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	57
Short-term debt and current portion of long-term debt	(3)
Interest rate and currency derivatives used to manage debt	0
Total debt	54
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	54
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	134
Short-term debt and current portion of long-term debt	3
Interest rate and currency derivatives used to manage debt	(137)
Total debt	0
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	0
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	16,133	17,176
Short-term debt and current portion of long-term debt	3,063	3,183
Interest rate and currency derivatives used to manage debt	61	(45)
Total debt	19,257	20,314
Cash and cash equivalents	(6,899)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(114)	(169)
Net debt	€ 12,244	€ 10,047

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.